Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses of intangible assets	$ 10,888	$ 9,523	$ 1,535